Shareholder Report, Line Graph (Details) - USD ($)		9 Months Ended	12 Months Ended	16 Months Ended	23 Months Ended	26 Months Ended	33 Months Ended	49 Months Ended	60 Months Ended	120 Months Ended
		Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Oct. 04, 2023	Jun. 30, 2023	Mar. 07, 2023	Aug. 08, 2022	Jun. 30, 2022	May 03, 2022	Oct. 04, 2021	Jun. 30, 2021	Jun. 30, 2020	May 20, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
C000229631 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Active Value ETF - Net Asset Value
Account Value		$ 12,476	$ 12,476	$ 12,476	$ 12,476	$ 12,476	$ 12,476	$ 12,476	$ 12,476	$ 12,476		$ 11,012			$ 9,763		$ 10,000
Average Annual Return, Percent			13.29%				8.42%
C000229631 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Active Value ETF - Market Price
Average Annual Return, Percent			13.35%				8.44%
C000231438 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Market Expansion Enhanced Equity ETF - Net Asset Value
Account Value		23,477	$ 23,477	23,477	23,477	23,477	$ 23,477	23,477	$ 23,477	$ 23,477		20,529			17,605			$ 20,422	$ 12,847		$ 14,219	$ 14,740	$ 12,895	$ 10,776	$ 10,726	$ 10,000
Average Annual Return, Percent			14.36%						10.55%	8.91%
C000231438 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Market Expansion Enhanced Equity ETF - Market Price
Average Annual Return, Percent			14.33%						10.56%	8.91%
C000240858 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Active Small Cap Value ETF - Net Asset Value
Account Value		11,087	$ 11,087	$ 11,087	11,087	11,087	11,087	11,087	$ 11,087	$ 11,087		9,852	$ 10,000
Average Annual Return, Percent			12.54%	8.16%
C000240858 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Active Small Cap Value ETF - Market Price
Average Annual Return, Percent			12.38%	8.12%
C000237212 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Active Growth ETF - Net Asset Value
Account Value		15,107	$ 15,107	$ 15,107	$ 15,107	15,107	15,107	15,107	15,107	15,107		11,173		$ 10,000
Average Annual Return, Percent			35.21%		24.35%
C000237212 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Active Growth ETF - Market Price
Average Annual Return, Percent			35.05%		24.30%
C000243013 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan U.S. Tech Leaders ETF - Net Asset Value
Account Value		$ 13,842	$ 13,842	13,842	$ 13,842	13,842	13,842	13,842	13,842	13,842	$ 10,000
Average Annual Return, Percent	[1]	38.42%
C000243013 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan U.S. Tech Leaders ETF - Market Price
Average Annual Return, Percent	[1]	38.50%
C000218810 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Equity Premium Income ETF - Net Asset Value
Account Value		$ 16,184	$ 16,184	16,184	16,184	16,184	16,184	$ 16,184	16,184	16,184		14,640			13,154			13,219	10,154	$ 10,000
Average Annual Return, Percent			10.54%					12.42%
C000218810 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Equity Premium Income ETF - Market Price
Average Annual Return, Percent			10.44%					12.41%
C000235594 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Nasdaq Equity Premium Income ETF - Net Asset Value
Account Value		13,992	$ 13,992	13,992	13,992	$ 13,992	13,992	$ 13,992	13,992	13,992		11,070			9,167	$ 10,000
Average Annual Return, Percent			26.40%			16.83%
C000235594 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Nasdaq Equity Premium Income ETF - Market Price
Average Annual Return, Percent			26.41%			16.88%
C000241195 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Equity Focus ETF - Net Asset Value
Account Value		36,368	$ 36,368	36,368	36,368	$ 36,368	36,368	36,368	$ 36,368	$ 36,368		28,097			23,642			25,943	17,551		16,497	15,036	13,040	10,480	10,626	10,000
Average Annual Return, Percent			29.43%						17.13%	13.78%
C000241195 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Equity Focus ETF - Market Price
Average Annual Return, Percent			29.54%						17.15%	13.79%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000 Index
Account Value		12,862	$ 12,862	12,862	$ 12,862	12,862	$ 12,862	12,862	$ 12,862	$ 12,862		10,383			8,699		10,000
Average Annual Return, Percent			23.88%		16.89%		9.62%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000 Value Index
Account Value		11,752	$ 11,752	11,752	$ 11,752	11,752	$ 11,752	11,752	$ 11,752	$ 11,752		10,395			9,319		$ 10,000
Average Annual Return, Percent			13.06%				6.07%
S And P Composite 1500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500 Index
Average Annual Return, Percent			23.52%						14.59%	12.50%
S And P 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 1000 Index
Account Value		23,396	$ 23,396	23,396	23,396	23,396	$ 23,396	23,396	$ 23,396	$ 23,396		20,875			18,121			21,398	13,602		$ 14,791	$ 14,880	$ 12,870	$ 10,750	$ 10,651	$ 10,000
Average Annual Return, Percent			12.08%						9.61%	8.87%
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000 Value Index
Account Value		10,798	$ 10,798	$ 10,798	10,798	10,798	10,798	10,798	$ 10,798	$ 10,798		9,737	10,000
Average Annual Return, Percent			10.90%	6.01%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Account Value		13,660	$ 13,660	$ 13,660	13,660	13,660	13,660	13,660	13,660	13,660		11,094	$ 10,000
Average Annual Return, Percent			23.13%	26.77%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000 Growth Index
Account Value		14,959	$ 14,959	$ 14,959	$ 14,959	14,959	14,959	14,959	14,959	14,959		11,207		$ 10,000
Average Annual Return, Percent			33.48%		23.68%
Russell 1000 Equal Weight Technology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000 Equal Weight Technology Index
Account Value		$ 12,280	$ 12,280	12,280	$ 12,280	12,280	12,280	12,280	12,280	12,280	$ 10,000
Average Annual Return, Percent	[1]	22.80%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value		$ 19,598	$ 19,598	19,598	19,598	$ 19,598	19,598	$ 19,598	$ 19,598	$ 19,598		15,734			13,156			14,719	10,454	10,000
Average Annual Return, Percent		29.49% [1]	24.56%			15.11%		17.77%	15.05%	12.86%
ICE BofA 3 Month US Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA 3-Month US Treasury Bill Index
Account Value		$ 10,954	$ 10,954	10,954	10,954	$ 10,954	10,954	$ 10,954	$ 10,954	$ 10,954		10,391			10,028			$ 10,011	$ 10,001	$ 10,000
Average Annual Return, Percent			5.42%			4.22%		2.24%
Nasdaq 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq-100 Index
Account Value		$ 15,329	$ 15,329	$ 15,329	$ 15,329	$ 15,329	$ 15,329	$ 15,329	$ 15,329	$ 15,329		$ 11,722			$ 8,805	$ 10,000
Average Annual Return, Percent						21.88%

[1]	Not annualized.